Income Taxes (Deferred Tax Rollforward) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	$ (201.5)	$ (570.1)
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	(19.3)	(1.9)
(Charged) / credited to earnings	(387.9)	(799.7)
Net deferred income tax liabilities at the end of the period	(570.1)	(1,367.9)
Deferred income tax assets:
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	(974.7)	(1,139.7)
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	(19.3)	(1.9)
(Charged) / credited to earnings	(184.3)	(266.6)
Net deferred income tax liabilities at the end of the period	(1,139.7)	(1,404.4)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	0.0	0.0
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	0.0	(248.9)
Net deferred income tax liabilities at the end of the period	0.0	(248.9)
Decommissioning liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	(167.4)	(229.6)
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	(62.2)	(32.6)
Net deferred income tax liabilities at the end of the period	(229.6)	(262.2)
Income tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	(744.6)	(814.2)
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	(69.6)	(18.9)
Net deferred income tax liabilities at the end of the period	(814.2)	(833.1)
Risk management contracts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	(2.1)	(41.1)
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	(39.0)	29.5
Net deferred income tax liabilities at the end of the period	(41.1)	(11.6)
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	(30.7)	(35.3)
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	(4.6)	(4.8)
Net deferred income tax liabilities at the end of the period	(35.3)	(40.1)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	(29.9)	(19.5)
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	(19.3)	(1.9)
(Charged) / credited to earnings	(8.9)	9.1
Net deferred income tax liabilities at the end of the period	(19.5)	(8.5)
Deferred income tax liabilities:
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	773.2	569.6
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	(203.6)	(533.1)
Net deferred income tax liabilities at the end of the period	569.6	36.5
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	743.1	533.4
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	(209.7)	(533.4)
Net deferred income tax liabilities at the end of the period	533.4	0.0
Risk management contracts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	10.8	13.4
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	2.6	(3.5)
Net deferred income tax liabilities at the end of the period	13.4	9.9
ROU asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	19.3	22.8
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	3.5	3.8
Net deferred income tax liabilities at the end of the period	$ 22.8	$ 26.6